SHAREHOLDERS' EQUITY (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 14, 2022 USD ($)	Jun. 16, 2017 $ / shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	360,000,000		360,000,000
Balance at end of period (in shares)			360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	211,750,663		211,750,663
Balance at beginning of period, outstanding (in shares)	211,750,663		211,750,663
Balance at end of period, issued (in shares)			211,750,663	211,750,663
Balance at end of period, outstanding (in shares)			211,750,663	211,750,663
Common Stock [Roll forward]
At-the-Market Offering, Value | $				$ 8,932,000
Additional Paid in Capital [Abstract]
Share premium fund | $			$ 176,000,000	176,000,000
Contributed Surplus Account [Abstract]
Dividend charged to contribution surplus account | $			$ 76,200,000	$ 83,600,000	$ 102,300,000
Dividend declared (in dollars per share) | $ / shares			$ 0.36	$ 0.4
Dividend paid | $	$ 8,500,000	$ 12,500,000	$ 76,200,000	$ 75,100,000	89,800,000
Contribution to surplus account | $			$ 245,000,000	$ 321,200,000	$ 404,800,000
Shareholders' Rights Plan [Abstract]
Preferred share purchase right								0.001
Common share, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Shareholders rights, exercise price (in dollars per share) | $ / shares								$ 30
Percentage of common share ownership								15.00%
60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock | $				$ 9,200,000		$ 33,600,000
Net amount at-the-market offering of common stock | $				$ 8,900,000		$ 32,700,000
Common shares issued (in shares)				2,954,219	0	14,337,258
Remaining available proceeds from offering | $				$ 17,300,000
60 Million 2022, ATM Program [Member] | Maximum [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares)			0	2,954,219	0
Common Stock [Roll forward]
At-the-Market Offering, Value | $			$ 0	$ 30,000	$ 0
Common Stock [Abstract]
At-the-market offering of common Stock | $							$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	360,000,000	360,000,000	360,000,000	360,000,000	360,000,000
Balance at end of period (in shares)			360,000,000	360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	211,750,663	208,796,444	211,750,663	208,796,444	208,796,444
Balance at beginning of period, outstanding (in shares)	211,750,663	208,796,444	211,750,663	208,796,444	208,796,444
At-the-Market Offering (in shares)				2,954,219
Balance at end of period, issued (in shares)			211,750,663	211,750,663	208,796,444	208,796,444
Balance at end of period, outstanding (in shares)			211,750,663	211,750,663	208,796,444	208,796,444
Common Stock [Roll forward]
Balance at beginning of period | $	$ 2,117,000	$ 2,087,000	$ 2,117,000	$ 2,087,000	$ 2,087,000
At-the-Market Offering, Value | $				30,000
Balance at end of period | $			2,117,000	2,117,000	2,087,000	$ 2,087,000
Common Stock [Member] | 60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
At-the-market offering of common Stock | $			$ 60,000,000	$ 60,000,000	$ 60,000,000